Fair Value of Financial Instruments and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of derivatives not designated as hedging instruments
Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of income are shown below:

Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023
Bunker Fuel	Derivative assets/ Current assets	$343	$—	$—	$—
Forward Freight	Derivative assets/ Current assets	755	8	—	—
Foreign Currency	Derivative assets / Non-current assets	1,156	2,669	—	—
Bunker Fuel	Derivative liabilities / Current liabilities	—	—	—	292
Forward Freight	Derivative liabilities / Current liabilities	—	—	—	234
Foreign Currency	Derivative liabilities / Non-current liabilities	—	—	307	—
	Total Derivatives	$2,254	$2,677	$307	$526

Summary of gain recognized on derivatives

	Amount of Gain Recognized on Derivatives Year ended December 31,
	2021	2022	2023
Forward Freight	$(3,227)	$7,066	$(1,681)
Foreign Currency	(99)	862	1,819
Interest Rate Contracts	6,474	5,327	338
Bunker Fuel Contracts	(960)	(4,532)	47
Net Gain Recognized	$2,188	$8,723	$523

Schedule of valuation of company's financial instruments	The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2022 and December 31, 2023.

	Significant Other Observable Inputs (Level 2)
	December 31, 2022	December 31, 2023
Derivative instruments – asset position	$2,254	$2,677
Derivative instruments – liability position	307	526